Note 31 Profit Attributable to Non Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 965	€ 756	€ 833
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	758	579	524
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	143	126	236
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	26	38	60
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	9	6	11
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	3	2	(1)
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 25	€ 5	€ 4